AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.4%
Asset-Backed Securities — 1.0%
Collateralized Loan Obligations
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
4.024%(c)	02/20/30	1,661	$1,634,406
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.760%(c)	04/17/30	1,728	1,698,284

Total Asset-Backed Securities (cost $3,363,186)			3,332,690
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	366	165,613
4.000%	11/15/29	501	225,234
			390,847
Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	10/17/22(oo)	50	7,527

Total Convertible Bonds (cost $650,225)			398,374
Corporate Bonds — 76.3%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	335	251,001
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	935	792,461
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	845	645,763
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
6.250%	06/15/25(a)	354	345,023
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	595	489,557
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	330,069
			2,853,874
Aerospace & Defense — 2.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	375	326,325
5.930%	05/01/60	450	385,528
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	575	483,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
7.125%	06/15/26(a)	175	$160,125
7.500%	12/01/24	1,040	1,033,500
7.500%	03/15/25	1,622	1,577,217
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	221,796
6.750%	01/15/28	308	306,457
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	320	301,751
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	425	343,154
5.500%	11/15/27	405	351,729
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	1,069	1,036,751
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24	366	361,851
			6,889,184
Agriculture — 0.2%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	450	429,519
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	375	307,580
			737,099
Airlines — 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	400	418,136
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	605	567,187
5.750%	04/20/29(a)	1,573	1,372,442
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	200	176,000
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	503	492,225
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	375	334,588
4.625%	04/15/29(a)	725	602,038
			3,962,616
Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	118,657
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel (cont’d.)
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	600	$458,057
			576,714
Auto Manufacturers — 1.9%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	425	387,003
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,300	864,401
5.291%	12/08/46	394	279,247
7.400%	11/01/46	225	205,415
9.625%	04/22/30(a)	350	388,681
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)	289	225,420
4.125%	08/17/27	1,590	1,368,995
4.271%	01/09/27	900	787,217
4.542%	08/01/26(a)	893	798,438
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	270	244,319
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25(a)	375	341,118
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	525	439,896
			6,330,150
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	800	701,144
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	419	387,748
6.500%	04/01/27(a)	575	487,490
6.875%	07/01/28	225	194,790
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	437	415,696
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	173	73,908
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	270	256,635
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	147,026
4.500%	02/15/32	325	235,386
5.375%	11/15/27	420	355,857
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	$812,190
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	60	58,877
5.375%	12/15/24	255	249,684
Sr. Sec’d. Notes, 144A
7.875%	01/15/29	125	123,803
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	350	318,033
			4,818,267
Banks — 0.1%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	165,745
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	135,700
			301,445
Biotechnology — 0.3%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	825	546,119
Grifols Escrow Issuer SA (Spain),
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28(a)	485	371,025
			917,144
Building Materials — 1.8%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30(a)	460	390,915
6.375%	06/15/32	200	178,213
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	200	165,376
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	225	199,720
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	1,039	892,876
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25(a)	390	316,069
4.875%	12/15/27	480	344,410
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	125	95,625
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	575	428,142

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	360	$297,018
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	675	549,339
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	250	176,456
4.375%	07/15/30	1,355	1,036,017
5.000%	02/15/27(a)	515	455,613
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	625	549,938
			6,075,727
Chemicals — 2.5%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	400	382,227
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	200	153,847
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	125	82,500
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30	285	264,162
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29(a)	339	265,509
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	504	438,611
Gtd. Notes, 144A
4.625%	11/15/29(a)	250	185,957
5.750%	11/15/28	406	331,946
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	700	591,087
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	295	208,096
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28(a)	630	507,374
EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	340	274,315
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26	300	249,000
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	275	226,831
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	623	$557,585
5.250%	06/01/27	170	144,726
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	218	192,834
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24(d)	1,810	963,513
10.875%	08/01/24(d)	446	441,632
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	128	103,680
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	570	421,744
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	400	297,023
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	568	391,920
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	325	310,375
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	355	305,839
			8,292,333
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	293	304,717
Commercial Services — 3.7%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	694,559
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28(a)	100	90,258
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	390	347,663
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	525	340,643
9.750%	07/15/27	962	792,100
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	620	475,850
4.625%	06/01/28	400	302,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	150	125,766

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		350	$295,046
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		505	402,315
4.750%	10/15/29		175	143,304
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.375%	03/01/29(a)		480	394,223
5.750%	07/15/27		227	199,510
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	156,427
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27(a)		350	299,782
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27		320	279,923
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30		305	250,374
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)		449	404,137
Hertz Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24		484	2,420
6.000%	01/15/28		379	26,530
7.125%	08/01/26		255	17,850
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26(a)		640	523,200
5.000%	12/01/29		300	223,157
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		700	546,282
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28(a)		425	351,092
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29		275	229,184
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28		765	760,525
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		520	489,203
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29(a)		635	578,180
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		300	235,549
4.875%	01/15/28		1,155	1,059,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.250%	01/15/30	1,180	$1,067,786
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	250	240,831
			12,345,356
Computers — 0.9%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	167,000
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	290	237,433
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	360	284,383
5.125%	04/15/29	625	468,431
5.750%	09/01/27(a)	715	648,668
6.125%	09/01/29	215	186,253
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	195	172,381
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	475,956
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	440	428,881
			3,069,386
Cosmetics/Personal Care — 0.3%
Coty, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	04/15/26	465	425,921
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28(a)	660	591,925
			1,017,846
Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	500	396,987
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)	457	278,842
			675,829
Diversified Financial Services — 2.3%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	125	109,095
Coinbase Global, Inc.,
Gtd. Notes, 144A
3.375%	10/01/28	275	172,198

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	508	$382,091
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	200	177,125
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	125	78,301
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	650	479,238
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	450	235,113
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	150	120,725
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30(a)	700	507,427
6.000%	01/15/27	592	505,641
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	475	361,528
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24(a)	320	311,578
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	184,199
4.000%	09/15/30(a)	425	297,925
6.625%	01/15/28(a)	645	553,196
7.125%	03/15/26	1,868	1,696,744
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	307,605
5.375%	10/15/25	225	192,649
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	676	520,181
3.875%	03/01/31	230	168,428
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30(a)	300	241,563
7.875%	05/01/27	175	153,328
			7,755,878
Electric — 2.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	276	217,031
5.250%	06/01/26	185	174,384
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	500	399,731
5.125%	03/15/28(a)	3,441	2,975,575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	543	$324,053
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	75	69,549
Gtd. Notes, 144A
3.625%	02/15/31	1,600	1,249,239
3.875%	02/15/32	250	195,465
5.250%	06/15/29(a)	707	622,599
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,850	1,600,268
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	825	758,440
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	625	522,379
5.625%	02/15/27(a)	582	545,054
			9,653,767
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	485	362,458
4.750%	06/15/28	625	495,390
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28(a)	430	423,210
			1,281,058
Electronics — 0.5%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	585	484,651
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29(a)	416	351,440
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	530	489,674
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	350,778
			1,676,543
Engineering & Construction — 0.4%
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29(a)	415	352,551
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	600	446,538

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
IEA Energy Services LLC,
Gtd. Notes, 144A
6.625%	08/15/29	280	$273,000
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	401,558
			1,473,647
Entertainment — 2.6%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26	805	549,179
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	390,371
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)	655	631,256
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	368,986
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	18	16,730
Sr. Sec’d. Notes, 144A
5.500%	05/01/25(a)	338	325,507
Cinemark USA, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	465	472,715
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	350	345,293
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	275	236,194
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	398	379,293
Sr. Sec’d. Notes, 144A
6.500%	05/15/27(a)	930	897,224
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	325	267,962
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	200	168,750
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	225	173,268
5.625%	01/15/27	700	621,052
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	400	269,907
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	325	$260,368
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	40	38,159
5.500%	04/15/27(a)	230	203,228
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25	225	225,718
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	440	434,437
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30	240	196,937
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	943	762,040
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	290	284,930
			8,519,504
Environmental Control — 0.5%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	700	583,436
4.375%	08/15/29(a)	262	218,451
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	435	303,320
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29(a)	495	409,791
			1,514,998
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	375	359,256
Foods — 1.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	200	161,500
4.625%	01/15/27(a)	1,845	1,661,265
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	600	485,959
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	200	148,146
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	200	183,879
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	150	127,622

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		390	$329,777
4.875%	05/15/28		185	168,198
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	275	237,473
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	66,298
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27(a)		561	509,704
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		525	421,146
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		425	349,029
5.500%	12/15/29		981	848,971
5.625%	01/15/28		15	13,695
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		175	140,875
				5,853,537
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		173	155,707
5.875%	08/20/26		1,278	1,163,819
				1,319,526
Healthcare-Products — 0.8%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)		810	722,014
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,264	1,015,047
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		1,165	879,562
				2,616,623
Healthcare-Services — 3.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28(a)		587	536,186
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30		300	245,261
4.625%	12/15/29		1,312	1,178,634
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31		1,675	1,126,353
5.625%	03/15/27(a)		460	354,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,979	$1,410,440
4.625%	06/01/30	509	392,535
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28(a)	845	728,641
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29(a)	1,350	950,170
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	400	357,042
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,054	983,709
Sr. Sec’d. Notes, 144A
4.250%	06/01/29(a)	2,150	1,779,618
4.875%	01/01/26	950	882,189
6.125%	06/15/30	175	160,959
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	850	754,277
			11,840,316
Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	525	383,670
4.625%	04/01/30	300	214,897
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	525	406,008
7.250%	10/15/29	650	514,884
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	600	443,112
6.250%	09/15/27	450	377,743
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29	400	306,968
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26(a)	325	269,622
5.000%	03/01/28	300	240,529
KB Home,
Gtd. Notes
4.800%	11/15/29	736	594,292
7.250%	07/15/30	250	226,998
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	100	73,096
4.950%	02/01/28	475	396,301
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,125	856,744

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	325	$264,252
4.750%	04/01/29	50	39,007
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	412	350,827
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	700	615,272
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	495	399,731
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	520	442,722
			7,416,675
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,010	804,351
Household Products/Wares — 0.7%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	925	696,735
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30(a)	550	438,572
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	525	401,625
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	109,375
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	340	268,233
5.500%	07/15/30	544	428,183
			2,342,723
Housewares — 0.3%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	450	316,519
4.375%	02/01/32	200	142,148
4.500%	10/15/29(a)	746	542,435
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	250	148,158
			1,149,260
Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	275	216,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.5%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	665	$518,891
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	210,590
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	220,016
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	275	176,069
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	09/15/27(a)	655	641,918
			1,767,484
Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	790	693,534
Iron/Steel — 0.7%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	630	573,879
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	479	442,088
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28(a)	350	324,422
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29(a)	197	164,930
Sr. Sec’d. Notes, 144A
6.750%	03/15/26(a)	440	432,814
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	269,198
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	134	121,973
			2,329,304
Leisure Time — 0.8%
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26	250	246,875
Sr. Sec’d. Notes, 144A
4.000%	08/01/28(a)	1,180	949,900
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.250%	01/15/29	260	256,425
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	260	252,369
11.500%	06/01/25(a)	310	328,600

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	50	$38,125
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	116,625
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	640	456,008
			2,644,927
Lodging — 1.6%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27(a)	345	305,299
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	414	361,345
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	365	334,458
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28(a)	482	402,470
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	795	703,581
4.750%	10/15/28(a)	1,015	859,273
5.750%	06/15/25	515	492,008
6.750%	05/01/25	155	152,596
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28(a)	730	600,967
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	225	208,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	510	477,283
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	400	260,000
5.625%	08/26/28(a)	300	201,000
			5,358,463
Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	375	321,778
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	255	205,435
			527,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.4%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	350	$261,632
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,014	960,053
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	170,000
			1,391,685
Media — 8.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	960	738,816
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	1,831	1,395,581
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	2,040	1,578,185
4.500%	06/01/33	974	722,440
4.750%	03/01/30(a)	3,056	2,475,824
5.000%	02/01/28	1,314	1,145,457
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	490	345,374
5.375%	02/01/28	715	623,667
5.500%	04/15/27(a)	795	699,681
6.500%	02/01/29	620	547,967
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,188	807,847
5.750%	01/15/30(a)	1,450	1,031,124
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	5,020	343,002
Sec’d. Notes, 144A
5.375%	08/15/26	2,734	542,950
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	185	159,853
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,140	669,865
5.875%	11/15/24(a)	1,529	1,367,619
7.750%	07/01/26	3,431	2,631,218
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	499,348
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26(a)	455	349,063
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	370	277,572
5.875%	07/15/26	168	154,924
7.000%	05/15/27(a)	275	258,285

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	703	$591,890
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	206	175,590
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	605	513,487
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	527	447,983
5.625%	07/15/27(a)	690	635,340
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(a)	595	487,840
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	235	163,070
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29(a)	580	462,877
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	95	82,650
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	12/01/30	410	310,326
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	612	499,271
5.000%	08/01/27(a)	513	470,725
5.500%	07/01/29(a)	915	824,238
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29	650	599,935
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	350	332,110
6.625%	06/01/27	1,160	1,096,462
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27(a)	715	654,690
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	640	545,600
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	650	494,682
			28,754,428
Mining — 1.7%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	615	572,155
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	635	559,741
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Constellium SE,
Gtd. Notes, 144A
5.625%	06/15/28	250	$205,000
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	525	399,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	250	243,906
7.500%	04/01/25(a)	1,125	1,071,563
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27(a)	330	291,248
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	215	199,963
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	249,414
6.125%	04/01/29(a)	355	285,502
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	625	511,117
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	385	304,150
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	275	205,240
4.750%	01/30/30(a)	500	410,235
			5,508,234
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	345,359
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	220	182,176
			527,535
Oil & Gas — 3.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	300	290,018
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,175	35,190
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	175	157,228
8.375%	07/15/26	628	663,984
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	337,652

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	270	$285,525
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27(a)	325	326,625
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29(a)	605	579,259
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27(a)	498	485,107
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	425	369,996
6.750%	03/01/29	655	606,177
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	155,219
5.625%	10/15/25	31	29,679
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	545	542,575
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)	575	507,421
6.000%	04/15/30	200	176,425
6.000%	02/01/31	200	174,800
6.250%	04/15/32	275	244,608
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	425	379,844
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	695	604,650
7.500%	01/15/28(a)	575	465,750
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	25	23,099
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30	440	488,348
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.625%	05/01/30	325	262,769
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26	300	280,875
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30(a)	993	861,125
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25(a)	340	326,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	350	$294,195
5.375%	02/01/29(a)	570	517,829
5.375%	03/15/30(a)	375	337,047
7.750%	10/01/27(a)	320	325,760
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	200	166,072
4.500%	04/30/30(a)	400	328,201
6.000%	04/15/27	415	395,539
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25(a)	243	224,812
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	135	123,296
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	300	208,500
11.500%	01/30/27	138	127,477
			12,709,556
Oil & Gas Services — 0.1%
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24(a)	345	316,168
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	689	344
			316,512
Packaging & Containers — 2.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	800	547,659
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	800	500,000
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	470	390,100
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	375	238,451
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	499,070
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28(a)	405	327,745
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	327,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	550	436,722

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	525	$425,961
6.750%	07/15/26(a)	330	299,093
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	225	164,251
10.500%	07/15/27	365	312,901
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	593	562,646
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	365	320,414
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	786	713,791
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	350	289,820
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	531	445,814
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
9.250%	08/01/24	25	22,911
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	600	505,722
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	650	584,415
			7,914,486
Pharmaceuticals — 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	800	641,100
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	550,135
9.250%	04/01/26	1,377	815,672
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	425	155,699
5.000%	02/15/29	196	75,642
5.250%	01/30/30	2,211	829,125
5.250%	02/15/31	812	308,560
6.250%	02/15/29	1,950	724,328
9.000%	12/15/25	908	590,200
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30(a)	325	279,165
6.750%	02/15/30	75	69,763
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27(d)	72	10,800
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	270	$232,284
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg),
Sec’d. Notes, 144A
10.000%	06/15/29	61	31,720
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	524	447,978
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	675	553,664
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	390,490
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	325	243,977
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27(d)	762	603,171
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28(a)	320	288,797
			7,842,270
Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	375	330,210
5.750%	01/15/28(a)	1,246	1,137,301
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	400	337,162
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	159,847
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	650	499,284
4.000%	03/01/31	25	21,008
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	125	98,289
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	346	328,559
Gtd. Notes, 144A
5.625%	05/01/27	85	77,017
8.000%	04/01/29	370	355,436
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	475	391,693
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	12/15/22(oo)	505	363,600

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	870	$738,715
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	100	92,611
6.500%	07/01/27(a)	355	329,393
7.500%	06/01/27	50	47,763
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	474	412,290
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	350	315,582
7.000%	08/01/27	10	9,112
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30(a)	615	498,462
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.375%	04/15/27(a)	565	539,616
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	400	366,077
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	475	422,831
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	227,256
6.000%	06/01/26	526	484,019
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30(a)	205	168,302
6.875%	04/15/40	700	570,859
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	875	748,196
6.000%	03/01/27	1,160	1,052,377
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	305,143
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25	220	204,772
4.500%	03/01/28	192	171,511
			11,804,293
Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	550	437,441
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31	475	341,547
5.375%	08/01/28(a)	355	294,836
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	675	$516,620
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30(a)	275	187,381
5.750%	01/15/29	275	198,367
			1,976,192
Real Estate Investment Trusts (REITs) — 1.6%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	454	293,651
9.750%	06/15/25	362	328,444
Sr. Unsec’d. Notes
4.750%	02/15/28	525	330,766
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25(a)	285	268,607
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28(a)	895	785,786
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	715	498,002
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)	832	723,661
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	1,000	974,265
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	195	154,370
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27(a)	555	485,254
4.500%	09/01/26	55	50,446
4.500%	01/15/28	320	285,017
			5,178,269
Retail — 4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,018	801,756
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	245	213,202
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	475	379,555
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	500	298,198
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	70,178

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36		325	$267,776
6.875%	11/01/35(a)		711	593,952
7.500%	06/15/29		190	173,851
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27		75	51,544
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29(a)		225	152,379
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	400	336,714
6.250%	10/30/25	EUR	473	400,642
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26		75	65,948
5.875%	04/01/29		350	287,391
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)		525	399,362
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		75	62,075
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29		600	443,408
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		100	65,626
3.875%	10/01/31(a)		1,215	778,513
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28		322	259,988
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29		500	338,589
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29		150	116,505
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30(a)		355	280,791
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29		1,150	747,625
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29		75	49,987
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)		350	260,655
7.500%	10/15/27		75	68,621
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29(a)		440	352,736
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	1,070	$920,905
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26(a)	776	550,458
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	445	349,516
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29	325	258,938
6.125%	07/01/29	370	297,505
Sr. Sec’d. Notes, 144A
4.625%	07/01/28(a)	365	312,908
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	551	462,602
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	289,590
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	633	519,859
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	425	352,168
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	200	165,249
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A
8.250%	03/15/26	125	106,348
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
4.625%	01/31/32(a)	337	282,868
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	180	157,186
			13,343,667
Semiconductors — 0.3%
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25(a)	595	536,244
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	610	516,878
			1,053,122
Software — 0.6%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	383,720
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	500	425,898

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29	250	$195,583
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	202,504
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29(a)	435	375,104
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	530	486,295
			2,069,104
Telecommunications — 4.2%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	517	405,716
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29	375	282,112
8.125%	02/01/27	330	294,937
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	254,075
6.000%	06/15/25	138	122,497
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	732	605,612
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	691	636,486
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%
8.000%	04/01/25	294	129,171
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	958	584,675
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,638	2,666,850
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	265,025
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	46	35,778
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	920	825,659
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	630	576,017
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26(a)	475	415,340
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,270	$1
Gtd. Notes, 144A
8.500%	10/15/24^(d)	275	—
9.750%	07/15/25^(d)	3,551	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	1,235	1,049,997
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27(a)	850	707,400
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27(a)	475	403,036
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	310	267,786
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	325	218,888
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	1,405	1,628,483
Sprint Corp.,
Gtd. Notes
7.625%	03/01/26	584	605,929
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34(a)	400	297,380
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	240,338
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	445	345,722
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	60	48,215
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	275	193,323
			14,106,452
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28(a)	325	260,752

Total Corporate Bonds (cost $319,325,942)			253,039,601
Floating Rate and other Loans — 5.5%
Advertising — 0.0%
Summer BC Holdco B Sarl (Luxembourg),
Additional Facility B2 (USD) Loan, 3 Month LIBOR + 4.500%
8.174%(c)	12/04/26	139	129,418
Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.403%(c)	01/15/25	151	149,252

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Auto Parts & Equipment — 0.3%
Adient US LLC,
Term B-1 Loan, 1 Month LIBOR + 3.250%
6.365%(c)	04/10/28	435	$409,245
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR 2.250%
5.190%(c)	04/06/24	7	7,091
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 1 - 3 Month LIBOR 3.750%
7.145%(c)	10/04/28	404	369,232
Term Loan
—%(p)	10/04/28	65	59,330
			844,898
Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
7.174%(c)	03/31/28	320	284,878
Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
7.526%(c)	05/17/28	399	288,588
Chemicals — 0.1%
Olympus Water US Holding Corp.,
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%
7.438%(c)	11/09/28	184	166,904
TPC Group, Inc.,
Term Loan DIP Facility, 1 Month SOFR + 10.000%
12.768%(c)	03/01/23^	152	151,915
			318,819
Cosmetics/Personal Care — 0.4%
Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
6.000%(c)	05/17/28	696	581,570
Sunshine Luxembourg VII Sarl (Luxembourg),
Term Loan
—%(p)	10/02/26	746	693,286
			1,274,856
Electric — 0.1%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
8.806%(c)	07/30/26	1,491	486,929
Entertainment — 0.1%
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 2.750%
5.520%(c)	04/29/26	283	270,627
Environmental Control — 0.1%
Madison IAQ LLC,
Term Loan
—%(p)	06/21/28	371	342,149
Foods — 0.2%
Moran Foods LLC,
Term Loan
—%(p)	04/01/24	409	346,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Foods (cont’d.)
—%(p)	10/01/24	447	$308,730
			655,359
Healthcare-Services — 0.2%
Phoenix Newco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
6.615%(c)	11/15/28	320	305,172
U.S. Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
7.563%(c)	06/26/26	434	308,031
			613,203
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%
7.602%(c)	10/06/28	587	454,964
Insurance — 0.1%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
8.365%(c)	01/20/29	480	364,800
Internet — 0.0%
Shutterfly, Inc.,
Term Loan
—%(p)	09/25/26	243	150,554
Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.877%(c)	03/28/25	98	87,887
Verticcal US Newco, Inc.,
Term Loan
—%(p)	07/31/27	276	264,323
			352,210
Media — 0.4%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%
10.695%(c)	05/25/26	364	346,191
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26	217	42,037
Directv Financing LLC,
Term Loan
—%(p)	08/02/27	550	511,233
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
6.115%(c)	05/01/26	390	365,733
			1,265,194
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^	20	2,194
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
11.455%(c)	11/01/25^	885	924,825

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
9.372%(c)	08/01/23	90	$89,224
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%
9.365%(c)	03/28/24	550	547,757
			1,561,806
Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
6.115%(c)	08/04/27	357	338,442
LABL, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 5.000%
8.115%(c)	10/30/28	323	290,864
Pactiv Evergreen Group Holdings, Inc.,
Tranche B-3 U.S. Term Loan, 1 Month LIBOR + 3.500%
6.615%(c)	09/25/28	130	124,025
			753,331
Retail — 0.9%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
9.615%(c)	12/18/26	620	586,471
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
7.924%(c)	03/31/26	314	292,275
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
6.865%(c)	03/06/28	540	496,845
IRB Holding Corp.,
Term Loan
—%(p)	12/15/27	305	284,739
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
5.527%(c)	12/28/27	194	163,618
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
6.924%(c)	03/03/28	537	506,763
White Cap Buyer LLC,
Term Loan
—%(p)	10/19/27	542	506,555
			2,837,266
Software — 0.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
6.865%(c)	10/02/25	257	243,443
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
8.615%(c)	02/27/26	200	185,500
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
10.621%(c)	06/13/25	415	334,853
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
7.115%(c)	12/01/27	611	580,346
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Software (cont’d.)
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.250%
7.960%(c)	07/14/28	590	$498,277
			1,842,419
Telecommunications — 0.8%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
5.365%(c)	03/15/27	243	220,799
Cincinnati Bell, Inc.,
Term B-2 Loan, 3 Month SOFR + 3.250%
4.051%(c)	11/22/28	700	669,909
West Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
7.115%(c)	10/10/24	1,476	1,262,091
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%
7.115%(c)	10/02/28	533	465,800
Second Lien Initial Term Loan, 3 Month LIBOR + 7.000%
10.115%(c)	10/01/29^	195	169,163
			2,787,762
Transportation — 0.1%
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%
3.983%(c)	07/21/28	313	287,752
Initial Term C Loan, 3 Month LIBOR + 3.000%
5.232%(c)	07/21/28	116	106,751
			394,503

Total Floating Rate and other Loans (cost $21,235,800)			18,425,979
U.S. Treasury Obligations — 5.8%
U.S. Treasury Notes
2.625%	05/31/27	6,970	6,543,087
3.000%	07/31/24	12,864	12,577,575

Total U.S. Treasury Obligations (cost $19,683,489)			19,120,662

	Shares
Common Stocks — 2.8%
Commercial Services & Supplies — 0.0%
SAL TopCo LLC*^	21,315	6,661
Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	7,412
Electric Utilities — 0.6%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,519,216; purchased 02/28/19 )*(f)^	14,898	1,638,780
Keycon Power Holdings LLC*^	2,665	338,188
		1,976,968
Energy Equipment & Services — 0.0%
Telford Offshore Holdings Ltd.*^	25,654	3

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)^	1,289	$290,025
Independent Power & Renewable Electricity Producers — 0.6%
Vistra Corp.	89,327	1,875,867
Internet & Direct Marketing Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	78,667
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	87,321
iHeartMedia, Inc. (Class A Stock)*	10,969	80,403
		167,724
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	956	174,470
Oil, Gas & Consumable Fuels — 1.0%
Chesapeake Energy Corp.(a)	22,597	2,128,863
Chesapeake Energy Corp. Backstop Commitment	975	91,855
Chord Energy Corp.(a)	6,879	940,841
EP Energy Corp.*	9,416	80,036
		3,241,595
Pharmaceuticals — 0.0%
Mallinckrodt PLC*	2,146	36,482
Specialty Retail — 0.1%
Claire’s Private Placement*^	795	238,500
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	27,103	—
Wireless Telecommunication Services — 0.4%
Intelsat Emergence SA (Luxembourg)*	48,271	1,327,452

Total Common Stocks (cost $8,075,569)		9,421,826
Exchange-Traded Funds — 3.0%
iShares Broad USD High Yield Corporate Bond ETF	98,065	3,296,946
iShares iBoxx High Yield Corporate Bond ETF	94,134	6,720,226

Total Exchange-Traded Funds (cost $12,059,082)		10,017,172
Preferred Stocks — 0.7%
Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	26,000	653,380
Gas Utilities — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75,000	75,000
Internet & Direct Marketing Retail — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	319,193
	Shares	Value

Preferred Stocks (continued)
Specialty Retail — 0.4%
Claire’s Stores, Inc., CVT*^	592	$1,243,200
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	32,246	322

Total Preferred Stocks (cost $1,290,070)		2,291,095

	Units
Rights* — 0.1%
Energy Equipment & Services — 0.1%
Vistra Corp., expiring 01/23/27^	180,881	230,623
Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,054	48,169
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,054	10,004
		58,173

Total Rights (cost $0)		288,796
Warrants* — 0.1%
Chemicals — 0.0%
TPC Group, Inc., expiring 08/01/24^	1,268,029	127
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	106,887
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., expiring 02/09/26	529	42,439
Chesapeake Energy Corp., expiring 02/09/26	588	46,452
Chesapeake Energy Corp., expiring 02/09/26	326	23,966
		112,857

Total Warrants (cost $32,846)		219,871

Total Long-Term Investments (cost $385,716,209)		316,556,066

Shares
Short-Term Investments — 25.8%
Affiliated Mutual Fund — 25.0%
PGIM Institutional Money Market Fund (cost $82,767,449; includes $82,536,844 of cash collateral for securities on loan)(b)(we)	82,835,171	82,777,187

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Unaffiliated Fund — 0.8%
Dreyfus Government Cash Management (Institutional Shares)	2,700,557	$2,700,557
(cost $2,700,557)

Total Short-Term Investments (cost $85,468,006)		85,477,744

TOTAL INVESTMENTS—121.2% (cost $471,184,215)		402,033,810

Liabilities in excess of other assets(z) — (21.2)%		(70,340,855)

Net Assets — 100.0%		$331,692,955

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDS	Credit Default Swap
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
CVT	Convertible Security
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,915,053 and 1.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,335,848; cash collateral of $82,536,844 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,519,216. The aggregate value of $1,638,780 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(rr)	Perpetual security with no stated maturity date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 03/01/23 (cost $74,625)^	75	$74,625	$—	$—
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
20	2 Year U.S. Treasury Notes	Dec. 2022	$4,107,812	$(67,344)
159	5 Year U.S. Treasury Notes	Dec. 2022	17,093,742	(653,653)
168	10 Year U.S. Treasury Notes	Dec. 2022	18,826,500	(885,729)
				(1,606,726)
A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	$411,000	$37,824
				$(1,568,902)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	245	$264,780	$273,299	$8,519	$—
Euro,
Expiring 10/04/22	UBS AG	EUR	1,016	980,701	995,821	15,120	—
				$1,245,481	$1,269,120	23,639	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/22	HSBC Bank PLC	GBP	245	$289,471	$273,299	$16,172	$—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	245	264,932	273,461	—	(8,529)
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	1,016	1,014,262	995,821	18,441	—
Expiring 11/02/22	UBS AG	EUR	1,016	982,748	997,818	—	(15,070)
				$2,551,413	$2,540,399	34,613	(23,599)
						$58,252	$(23,599)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	325	0.998%	$3,391	$2,688	$703	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	7,885	$186,755	$227,867	$41,112
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	12/20/22	(2,630)	$79,139	$—	$79,139
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	12/20/22	(1,870)	76,976	—	76,976
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	12/20/22	(1,790)	122,392	—	122,392
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	03/20/23	(1,570)	61,061	—	61,061
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	03/20/23	(1,480)	77,123	—	77,123
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Barclays Bank PLC	03/20/23	(760)	40,444	—	40,444
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	06/20/23	(1,870)	97,624	—	97,624
					$554,759	$—	$554,759
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21